Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2015
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]
PERFORMANCE GRAPH (UNAUDITED)
The following graph presents the cumulative total shareholder return for the five years ending December 31, 2015 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2010.
COMPARISON OF CUMULATIVE FIVE YEAR TOTAL RETURN

	December
	2010	2011	2012	2013	2014	2015
United Technologies Corporation	$100.00	$95.03	$109.38	$155.18	$160.13	$137.06
S&P 500 Index	$100.00	$102.11	$118.45	$156.82	$178.29	$180.75
Dow Jones Industrial Average	$100.00	$108.38	$119.48	$154.91	$170.46	$170.83